Non-Controlling Interest	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Non-Controlling Interest
20.	NON-CONTROLLING INTEREST
The
non-controlling
interests of the Company for each affiliate before intercompany elimination are summarized in the tables below:

As at December 31, 2019	Premium Medicine of Maryland	Silver Spring Consulting Group	Total
Summarized statements of financial position	December 31, 2019
Current assets	$576	$—	$576
Current liabilities	(148)	—	(148)

Current net assets (liabilities)	$428	$—	$428
Non-current assets	10	2,534	2,544
Non-current liabilities	—	—	—

Non-current net assets	$10	$2,534	$2,544

	Premium Medicine of Maryland	Silver Spring Consulting Group	Mission MA	Illinois Grown Medicine	Chesapeake Integrated Health Institute	Harborside Illinois Grown Medicine	Adroit Consulting Group	Mission Maryland	Other	Total
Balance at December 31, 2017	$(444)	$(30)	$(482)	$(82)	$(222)	$—	$21	$137	$307	$(795)
Contributions	—	—	—	—	—	—	—	—	637	637
Purchase of non-controlling interest	—	—	—	—	—	—	—	(33)	(172)	(205)
Net income attributable to NCI	—	(7)	(181)	(518)	(45)	(212)	(9)	(44)	(289)	(1,305)

Balance at December 31, 2018	$(444)	$(37)	$(663)	$(600)	$(267)	$(212)	$12	$60	$483	$(1,668)

Purchase of non-controlling interest	—	—	663	600	267	308	(12)	(53)	(7)	1,766
Net income attributable to non-controlling interest	94	182	—	—	—	(96)	—	(7)	(476)	(303)

Balance at December 31, 2019	$(350)	$145	$—	$—	$—	$—	$—	$—	$—	$(205)

The net change in the
non-controlling
interests is summarized in the table below:

As at December 31, 2018	Premium Medicine of Maryland	Silver Spring Consulting Group	Mission MA	Illinois Grown Medicine	Chesapeake Integrated Health Institute	Harborside Illinois Grown Medicine	Adroit Consulting Group	Mission Maryland	Other	Total
Summarized statements of financial position	December 31, 2018
Current assets	$85	$21	$5	$1,109	$—	$87	$14	$88	$—	$1,409
Current liabilities	22	4	69	243	—	34	—	72	68	512

Current net assets (liabilities)	$63	$17	$(64)	$866	$—	$53	$14	$16	$(68)	$897
Non-current assets	56	655	6,496	4,677	31	2,143	1,132	1,010	23	16,223
Non-current liabilities	—	—	—	—	—	—	—	—	—	—

Non-current net assets	$56	$655	$6,496	$4,677	$31	$2,143	$1,132	$1,010	$23	$16,223

Accumulated NCI	$(444)	$(37)	$(663)	$(600)	$(267)	$(212)	$13	$59	$483	$(1,668)

During the year ended December 31, 2019 and 2018,
non-controlling
interests contributed capital of $nil and $637 to various entities, respectively. These capital contributions were required per the operating agreements.